Events after the Reporting Period - Additional Information (Detail)			12 Months Ended
	Apr. 21, 2022 EUR (€) € / shares shares	Jan. 12, 2022 EUR (€)	Dec. 31, 2021 EUR (€) € / shares shares	Jan. 12, 2022 $ / shares shares	Dec. 31, 2021 $ / shares	Oct. 01, 2021 EUR (€)	Dec. 31, 2020 EUR (€) € / shares		Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Number of Options Converted into Shares | shares	100
Issued capital | €			€ 44,480,006			€ 44,429,723	€ 196,059	[1]	€ 168,650	€ 121,800
Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants outstanding | shares			446,465
Sale of Stock, Price Per Share | $ / shares					$ 11.50
Events After The Reporting Period [Member] | Sponsors Fair Market Value [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of Stock, Price Per Share | $ / shares				$ 16.38
Events After The Reporting Period [Member] | Bottom of range [member] | Sponsors Fair Market Value [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of Stock, Price Per Share | $ / shares				11.50
Events After The Reporting Period [Member] | Top of range [member] | Sponsors Fair Market Value [Member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of Stock, Price Per Share | $ / shares				$ 16.38
Issued capital [member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | € / shares							€ 0.50		€ 0.50
Issued capital [member] | Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in equity | €		€ 1,787	€ 53,576
Share premium [member] | Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in equity | €		€ 324,607	€ 6,451,099
Class A Ordinary Shares [Member] | Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			446,465	14,891
Par value per share | € / shares	€ 0.12		€ 0.12
Issued capital | €	€ 12
Private Warrants [Member] | Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants outstanding | shares				50,000

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.